Consolidated Statements of Operations $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares
Revenue
Regulated electricity distribution	$ 199,763	$ 177,674	$ 412,468	$ 359,125
Regulated gas distribution	74,862	63,114	257,493	211,354
Regulated water reclamation and distribution	33,522	37,877	61,114	70,323
Non-regulated energy sales	53,047	54,305	120,888	108,509
Other revenue	5,045	4,153	9,113	9,487
Total revenue	366,239	337,123	861,076	758,798
Expenses
Operating expenses	120,262	118,575	241,384	228,594
Regulated electricity purchased	63,120	50,973	134,026	105,620
Regulated gas purchased	23,667	16,396	114,072	77,980
Regulated water purchased	2,282	2,410	4,330	4,420
Non-regulated energy purchased	4,523	3,716	13,454	9,242
Administrative expenses	13,563	12,324	26,147	23,429
Depreciation and amortization	64,781	62,697	133,430	125,194
Gain on foreign exchange	(1,272)	(2,933)	(1,071)	(2,975)
Costs and Expenses, Total	290,926	264,158	665,772	571,504
Operating income	75,313	72,965	195,304	187,294
Interest expense on long-term debt and others	38,429	37,187	73,929	72,656
Interest expense on convertible debentures and amortization of acquisition financing	0	0	0	13,383
Change in value of investment carried at fair value (note 6(a))	(15,033)	0	101,971	0
Interest, dividend, equity and other income (note 6)	(10,892)	(2,063)	(21,553)	(4,541)
Pension and post-employment non-service costs (note 8)	616	2,289	1,047	4,829
Other gains	(386)	(3,701)	(1,614)	(3,683)
Acquisition-related costs	1,058	68	8,644	45,873
Loss (gain) on derivative financial instruments (note 20(b)(iv))	55	(12)	172	1,212
Nonoperating Income (Expense)	13,847	33,768	162,596	129,729
Earnings (loss) before income taxes	61,466	39,197	32,708	57,565
Income tax expense (note 15)
Current	2,498	3,794	5,384	5,744
Deferred	4,328	13,820	34,498	26,227
Income tax expense	6,826	17,614	39,882	31,971
Net earnings (loss)	54,640	21,583	(7,174)	25,594
Net effect of non-controlling interests (note 14)	10,822	13,737	90,234	29,022
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	65,462	35,320	83,060	54,616
Series A and D Preferred shares dividend (note 12)	2,014	1,933	4,070	3,899
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	$ 63,448	$ 33,387	$ 78,990	$ 50,717
Basic net earnings per share (USD per share) | $ / shares	$ 0.14	$ 0.09	$ 0.18	$ 0.14
Diluted net earnings per share (USD per share) | $ / shares	$ 0.14	$ 0.09	$ 0.17	$ 0.14